Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2024	2025
	RMB	RMB
Accrued payroll	46,248	38,590
Deposit related to loan recommendation services(1)	24,325	27,882
Accrued expenses	3,490	3,000
Dividends payable(2)	—	28,336
Operating lease liabilities	543	270
Payable to employees for proceeds from shares as sold	291	1,261
Others	20,971	20,804
Total	95,868	120,143
(1)	Deposits related to loan recommendation services represent the deposits the financial service providers pay to the Group for loan recommendation services, and will be paid back after the financial service providers meet their commitments.
(2)	On April 16, 2025, our board of directors authorized a special cash dividend of US$40 million to be distributed to the shareholders of Jianpu Technology Inc. Subsequently, on August 4, 2025, our board of directors approved the distribution of a cash dividend of US$0.0995 per ordinary share, or US$1.99 per ADS, to holders of ordinary shares and ADSs of record as of the close of business on August 18, 2025, Beijing Time and New York Time, respectively, payable in U.S. dollars. Of the dividends declared as above, an actual total cash dividend of US$36 million was effectively distributed and paid to eligible shareholders within the year 2025.